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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended December 31,1999

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Century Management--------------------------------------------------------
Name of Institutional Investment Manager


1301 Capital of TX Hwy. Suite B-228     Austin              TX             78746
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Jim Brilliant                    Vice President                   (512) 329-0050
Name                               (Title)                            (Phone)



                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)


                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      ______0______

Form 13F Information Table Entry Total: ______52_____

Form 13F Information Table Value Total: $__103,823___
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


***NONE***

                                    FORM 13F

                                INFORMATION TABLE


                                                                         PAGE  1

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2  ITEM 3       ITEM 4     ITEM 5         ITEM 6             ITEM 7           ITEM 8
                                                       FAIR               INVESTMENT DISCRETION                 VOTING AUTHORITY
                                 TITLE                MARKET                                        OTHER
NAME OF ISSUER                    OF     CUSIP         VALUE    SHARE   SOLE   SHARED    NONE      MANAGERS    SOLE   SHARED  NONE
                                 CLASS   UMBER        (x$1000)  AMOUNT   (A)     (B)     (C)                   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
A. Schulman                     COM     808194104       1,072   65730   SOLE                                    65730
American Express                COM     25816109        738     4440    SOLE                                    4440
American Tel & Tel              COM     1957109         1,184   23294   SOLE                                    23294
Ampco Pittsburgh                COM     32037103        386     38115   SOLE                                    38115
Anaren Microwave                COM     32744104        237     4380    SOLE                                    4380
Angelica Corp                   COM     34663104        1,259   129105  SOLE                                    129105
Apogee Enterprizes              COM     37598109        1,337   264090  SOLE                                    264090
Barrick Gold Corp               COM     67901108        2,213   125095  SOLE                                    125095
Berkshire Hathaway Cl B         COM     84670207        858     469     SOLE                                    469
Blair Corp                      COM     92828102        1,080   77165   SOLE                                    77165
Cntl Fnd of CDA Cl A            COM     153501101       451     107700  SOLE                                    107700
Cone Mills Corp                 COM     206813107       1,445   321110  SOLE                                    321110
Cooper Tire & Rubber Co         COM     216831107       470     29865   SOLE                                    29865
CPI Corp.                       COM     125902106       7,805   345912  SOLE                                    345912
Deb Shops Inc.                  COM     242728103       630     34070   SOLE                                    34070
Diageo PLC                      COM     25243Q205       1,088   33996   SOLE                                    33996
Dress Barn                      COM     261570105       1,531   92080   SOLE                                    92080
Eastman Kodak                   COM     277461AN9       3,080   46487   SOLE                                    46487
Electronic Data Systems         COM     285661104       1,458   21780   SOLE                                    21780
Equitable Resources             COM     294549100       2,052   61494   SOLE                                    61494
Hancock Fabrics Inc             COM     409900107       1,304   417350  SOLE                                    417350
Helmerich & Payne               COM     423452101       1,036   47635   SOLE                                    47635
Japan OTC Equity                COM     471091991       1,258   106505  SOLE                                    106505
John H Harland                  COM     412693103       192     10470   SOLE                                    10470
Lawson Products                 COM     520776105       4,120   178180  SOLE                                    178180
Lufkin Industries               COM     549764108       2,956   197055  SOLE                                    197055
Matrix Services                 COM     576853105       3,504   768090  SOLE                                    768090
Maxwell Technologies            COM     577767106       2,401   240125  SOLE                                    240125
Miller (Herman)                 COM     600544100       1,173   51015   SOLE                                    51015
Moore Products                  COM     615836103       2,340   58679   SOLE                                    58679
Nahama & Weagant Energy         COM     629775206       4       127000  SOLE                                    127000
NetOptix                        COM     363544107       22,223  332927  SOLE                                    332927
Newhall Land & Farming          COM     651426108       263     9725    SOLE                                    9725
Newmont Mining                  COM     651639106       2,200   89790   SOLE                                    89790
Newport Corp.                   COM     651824104       2,966   64835   SOLE                                    64835
QMS INC                         COM     74726G102       601     209215  SOLE                                    209215
Raven Industries                COM     754212108       303     20705   SOLE                                    20705
Readers Digest Cl B             COM     755267200       448     16890   SOLE                                    16890
Reebok Int. Limited             COM     758110100       728     88955   SOLE                                    88955
Rollins Inc                     COM     775711104       1,210   80680   SOLE                                    80680
Royce Value Trust               COM     780910105       460     35237   SOLE                                    35237
Schlumberger                    COM     806857108       1,713   30530   SOLE                                    30530
Sears Roebuck                   COM     812387108       2,980   98095   SOLE                                    98095
Shaw Industries Inc             COM     820286102       2,899   187050  SOLE                                    187050
Sigma Aldrich                   COM     826552101       1,892   62935   SOLE                                    62935
Snap-On Inc                     COM     833034101       571     21515   SOLE                                    21515
Southwest Gas                   COM     844895102       1,788   77760   SOLE                                    77760
Spectrum Control                COM     847615101       2,287   215225  SOLE                                    215225
TBC Corp.                       COM     872180104       174     27820   SOLE                                    27820
Toys R Us                       COM     892335100       5,494   383855  SOLE                                    383855
Wolohan Lumber                  COM     977865104       1,959   161555  SOLE                                    161555



